EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of investments in associates
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Oaktree	Real Estate	Infrastructure	Private Equity	Renewable Power and Other	2022 Total	2021 Total
Balance, beginning of year	$5,596	$25,186	$9,569	$2,992	$2,757	$46,100	$41,327
Additions, net of disposals[1]	446	(3,063)	2,602	74	1,225	1,284	4,013
Acquisitions through business combinations	—	222	—	461	(1)	682	72
Share of comprehensive income (loss)	235	1,492	894	232	(388)	2,465	3,387
Distributions received	(350)	(550)	(1,178)	(170)	(86)	(2,334)	(1,758)
Return of capital	—	(430)	—	(2)	—	(432)	(273)
Foreign currency translation and other	—	(593)	(43)	(13)	(22)	(671)	(668)
Balance, end of year	$5,927	$22,264	$11,844	$3,574	$3,485	$47,094	$46,100
1.Includes assets sold and amounts reclassified to held for sale.

Schedule of fair value of equity accounted investments
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2022			2021
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Oaktree	$1,489	$579	$15	$2,308	$1,355	$7

Real Estate
Associates
Transitional and Development	(12)	128	—	—	—	—
LP Investments and other	230	(6)	69	84	(133)	949
Joint ventures
Core	1,192	1,234	143	1,917	1,404	100
Transitional and Development	3,468	718	94	2,602	1,215	—
LP Investments and other	1,362	350	312	1,114	457	321

Infrastructure
Associates
Utilities	1,306	32	(112)	1,336	521	28
Transport	2,561	(132)	307	11,685	1,570	(433)
Data	815	(23)	247	2,460	70	73
Other	173	(349)	600	50	(66)	56
Joint ventures
Utilities	869	183	171	—	—	—
Transport	14,372	1,580	93	123	4	(2)
Midstream	918	220	67	783	137	—
Data	1,571	337	522	—	—	—

Private Equity
Associates
Industrial operations	3,462	456	9	3,082	424	(4)
Other	6,077	320	(28)	5,215	(233)	(113)

Renewable Power and Transition and other
Renewable Power and Transition associates	3,487	359	(583)	2,891	(208)	(15)
Other equity accounted investments	5,100	492	(870)	7,344	(46)	(15)
	$48,440	$6,478	$1,056	$42,994	$6,471	$952